Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplementary cash flow information:
Cash paid for interest	$ 374,648	$ 349,415	$ 259,835
Cash paid for income taxes, net of tax refund	542,625	552,711	455,805
Tax Benefit From Stock Options Exercised 1	8,882	21,008	13,010
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(417,669)	(2,519,189)	(1,684,630)
Liabilities assumed	31,335	241,342	215,253
Noncontrolling interest subject to put provisions	15,460	123,210	26,684
Noncontrolling interest	9,104	104,947	20,983
Obligations assumed in connection with acquisition	66,917	6,624	20,016
Cash paid	(294,853)	(2,043,066)	(1,401,694)
Less cash acquired	6,858	173,278	47,461
Net cash paid for acquisitions	(287,995)	(1,869,788)	(1,354,233)
Cash Paid For Investments	(195,921)	(387)	(419,040)
Cash Paid For Intangible Assets	(11,809)	(8,733)	(12,056)
Cash paid for acquisitions and investments net of cash acquired and purchases of intangible assets	$ (495,725)	$ (1,878,908)	$ (1,785,329)